Note 16 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance	$ 1,072,066	$ 1,079,306
RNCI redemption increment	21,243	22,588
Distributions paid to RNCI	(71,618)	(77,400)
Purchase of interests from RNCI	(17,189)	(36,922)
Sale of interests to RNCI	12,664	3,550
RNCI recognized on warehouse fund assets (note 5)	48,877	0
RNCI derecognized on warehouse fund assets (note 5)	(49,500)	0
Balance	1,152,618	1,072,066
Non-controlling Interest Share of Earnings [Member]
RNCI share of earnings	53,958	53,621
Non-controlling Interest Redemption Increment [Member]
RNCI redemption increment	21,243	22,588
Non-controlling Interest Distributions Paid to NCI [Member]
Distributions paid to RNCI	(71,700)	(74,268)
Non-controlling Interest Recognized on Business Acquisitions [Member]
RNCI recognized on business acquisitions	$ 82,199	$ 24,191